Remuneration and other benefits paid to the Bank’s directors and senior managers - Contract termination (Details)	12 Months Ended
Dec. 31, 2025
Chairman | Ana Botín
Disclosure of transactions between related parties [line items]
Contract termination, notice period	4 months